SEGMENT INFORMATION - Summary of Total Revenues by Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenues	$ 272,507,595	$ 225,365,547	$ 264,488,162
The Cayman Island
Segment Reporting Information [Line Items]
Total revenues	3,620,687	2,589,817	3,038,882
New Zealand
Segment Reporting Information [Line Items]
Total revenues	117,335,988	116,254,749	187,452,225
The United States
Segment Reporting Information [Line Items]
Total revenues	71,919,756	27,816,835	17,413,038
Singapore
Segment Reporting Information [Line Items]
Total revenues	66,705,363	70,608,581	52,696,503
Others
Segment Reporting Information [Line Items]
Total revenues	$ 12,925,801	$ 8,095,565	$ 3,887,514